Sizzle Acquisition (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Sizzle Acquisition [Line Items]
Listing expense	$ 63,410,794
Total liabilities	79,799,290	$ 70,417,284
Fair value adjustment of warrants	$ 67,797,276
CRML to Sizzle Founding Shareholders [Member] | Sizzle Common Share Price [Member]
Sizzle Acquisition [Line Items]
No of shares, Opening balance	4,221,600
Common share price per share	$ 10.2
CRML to Sizzle Existing Shareholders [Member] | Sizzle Common Share Price [Member]
Sizzle Acquisition [Line Items]
No of shares, Opening balance	91,999
Common share price per share	$ 10.2
CRML Acquired by Empery [Member] | Sizzle Common Share Price [Member]
Sizzle Acquisition [Line Items]
No of shares, Opening balance	799,600
Common share price per share	$ 11.03
Sizzle Common Share Price [Member]
Sizzle Acquisition [Line Items]
Total liabilities	$ 10,473,822